Share Capital, Warrants and Options - Schedule of Number and Weighted Average Exercise Prices of Share Options (Details) - Stock Option Plan [Member]	12 Months Ended
	Dec. 31, 2019 Option $ / shares	Dec. 31, 2018 Option $ / shares	Dec. 31, 2017 Option $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		6,425,000	9,137,500
Post-consolidation Basis [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	2,594,550	2,072,050	1,283,300
Issued		642,500	913,750
Cancelled / Expired	(464,000)	(120,000)	(124,000)
Outstanding, end of year	2,130,550	2,594,550	2,072,050
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 1.80	$ 2.30	$ 3.00
Weighted Average Exercise Price, Issued | $ / shares		1.20	1.20
Weighted Average Exercise Price, Cancelled / Expired | $ / shares	4.23	1.80	2.40
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 1.51	$ 1.80	$ 2.30